Derivative Liabilities (Details) - Schedule of changes in the derivative liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning
Derivative liabilities at ending
Addition
Changes in fair value
Extinguishment
Conversion to Note payable - related party
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning
Derivative liabilities at ending
Addition
Changes in fair value
Extinguishment
Conversion to Note payable - related party
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning		42,231
Derivative liabilities at ending			42,231
Addition	100,532	417,241	3,061,688
Changes in fair value	(3,729)	1,096,287	$ (3,019,457)
Extinguishment	$ (96,803)	(431,458)
Conversion to Note payable - related party		$ (1,124,301)